SALE-LEASEBACK TRANSACTION - OPERATING LEASE (Tables)	10 Months Ended
Dec. 31, 2017
Leases [Abstract]
Schedule of minimum future rental payments	At December 31, 2017, minimum future rental payments are:

Year	Minimum Rental Payments

2018	132,504
2019	22,084
$154,588